Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable taxes
Schedule of recoverable taxes

	12/31/2020	12/31/2019
IR and CSLL to be recovered or withholding	33,279	20,263
ICMS	4,372	5,242
PIS and COFINS	1,320	1,367
Other (*)	3,072	942
	42,043	27,814

Current assets	37,702	22,648
Non-current assets	4,341	5,166

(*)   It corresponds substantially to the recoverable balance of the software promotion law in the amount of R$ 1,018 (R$ 628 on December 31, 2019) of the company Napse.